Pension and Post Retirement Benefits - Summary of changes in fair values of U.S. and International pension plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Balance, Ending	$ 520.2	$ 463.8
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, Beginning		13.5
Actual return on plan assets sold during the year		(0.1)
Purchases, sales, and settlements, net	0.6	(13.4)
Balance, Ending	0.6
Fixed income securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, Beginning		0.1
Actual return on plan assets sold during the year
Purchases, sales, and settlements, net	0.6	(0.1)
Balance, Ending	0.6
Hedge funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, Beginning		13.4
Actual return on plan assets sold during the year		(0.1)
Purchases, sales, and settlements, net		(13.3)
Balance, Ending